Capital Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015	Mar. 28, 2017	Jan. 29, 2016	Sep. 24, 2015	Jun. 22, 2015	May 06, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares in the equity pool available for future grants	9,000,000
Stock repurchased and charged against retained earnings		$ 34.0
Stock Repurchase Program, Number of Shares Authorized to be Repurchased					27,000,000	15,000,000		12,000,000
Entity Public Float as of June 22, 2015					5.80%		2.50%
Stock Repurchased During Period, Shares		13,000,000
Allocated Share-based Compensation Expense		$ 59.0
Common shares repurchased	$ 0.0	(93.0)	$ 0.0
Purchase of treasury stock	0.0	0.0	61.0
Automatic Repurchase Plan, Shares Allowed for Repurchase by Broker					2,685,524
Voting Common Stock [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares or awards outstanding				531,000,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 1.0	1.0	2.0
Intrinsic Value of Stock Options Exercised, Per Share	$ 1.20
Unrecognized compensation expense related to restricted share unit plan	$ 2.0
Weighted-average vesting period related to unrecognized share-based compensation on unvested awards	1 year 6 months 7 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 1.0	2.0	3.0
Cash received from stock options	1.0	3.0	6.0
Employee Service Share Based Compensation Tax Deficiencies Realized From Exercise Of Stock Options or Vesting of RSUs	$ 0.0	$ 0.0	$ 0.0
Number of awards granted	672,712	772,056	526,091
Employee Stock Option [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	5 years
Employee Stock Option [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	7 years
Employee Stock Option [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares or awards outstanding				2,000,000
Restricted Share Units (RSUs) | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares or awards outstanding				21,000,000
Deferred Share Unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred share units issued	145,556
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	500,000	400,000
Liability related to deferred share unit plan	$ 3.8	$ 3.2
Deferred Share Unit | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares or awards outstanding				500,000